Summary of Significant Accounting Policies - Schedule of Company’s Total Revenues by Geographic Market (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Company’s Total Revenues by Geographic Market [Line Items]
Total revenue	$ 8,919,382	$ 9,881,505
China Domestic Market [Member]
Schedule of Company’s Total Revenues by Geographic Market [Line Items]
Revenue	1,895,534	2,575,152
Overseas Market [Member]
Schedule of Company’s Total Revenues by Geographic Market [Line Items]
Revenue	$ 7,023,848	$ 7,306,353